SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) (Parenthetical) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 22, 2025
Related Party Transaction [Line Items]
Amount due from a related party		$ 22,251		$ 17,486
Repayments of related party debt		141,260	$ 978,594
Loan from a related party		282,613
Celnet Technology Co., Ltd. (“Celnet BJ”) [Member]
Related Party Transaction [Line Items]
Loan from a related party					$ 426,713
Amount Due from Related Party [Member]
Related Party Transaction [Line Items]
Repayments of related party debt
Amount Due to Related Party [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		141,260
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from a related party		22,251		17,486
Amount due to related parties		582,748
Peng Liu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	$ 576,028

[1]	Amount due to a related party represents loans provided by the related party to the Company. Balance due to the acquisition of Celnet on the Acquisition Date was $426,713. The amount is unsecured, non-interest bearing and repayable on demand. For the six months ended March 31, 2026, the Company received loan proceeds of approximately $282,613 and made repayments of approximately $141,260. As of March 31, 2026, the outstanding balance of amount due to the related parties was $576,028.